Share-Based Payments (Details) - Schedule of Equity Awards Activity - $ / shares	5 Months Ended	7 Months Ended
	Jun. 07, 2023	Dec. 31, 2023
Common Stock [Member]
Share-Based Payments (Details) - Schedule of Equity Awards Activity [Line Items]
Quantity, unvested beginning		1,895,122
Calculated value, unvested ending		$ 4.95
Quantity, granted
Calculated value, granted
Quantity, forfeited		(324,568)
Calculated value, forfeited		$ 5.66
Quantity, vested		(30,069)
Calculated value, vested		$ 4.32
Quantity, accelerated		(692,070)
Calculated value, accelerated		$ 4.32
Quantity, unvested ending	1,895,122	848,415
Calculated value, unvested ending	$ 4.95	$ 4.62
Member Units [Member]
Share-Based Payments (Details) - Schedule of Equity Awards Activity [Line Items]
Quantity, unvested beginning	226,494	119,076
Calculated value, unvested ending	$ 63.25	$ 63.32
Quantity, granted
Calculated value, granted
Quantity, forfeited
Calculated value, forfeited
Quantity, vested	(107,418)
Calculated value, vested	$ 63.18
Quantity, accelerated
Calculated value, accelerated
Quantity, unvested ending	119,076
Calculated value, unvested ending	$ 63.32